As filed with the Securities and Exchange Commission on April 2, 2007


                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                 Investment Company Act file number: 811-21169

           NEUBERGER BERMAN NEW YORK INTERMEDIATE MUNICIPAL FUND INC.
           ----------------------------------------------------------
             (Exact Name of the Registrant as Specified in Charter)
                          605 Third Avenue, 2nd Floor
                         New York, New York 10158-0180
              (Address of Principal Executive Offices - Zip Code)

      Registrant's telephone number, including area code: (212) 476-8800

                   Peter E. Sundman, Chief Executive Officer
           Neuberger Berman New York Intermediate Municipal Fund Inc.
                          605 Third Avenue, 2nd Floor
                         New York, New York  10158-0180

                             Arthur Delibert, Esq.
                 Kirkpatrick & Lockhart Preston Gates Ellis LLP
                              1601 K Street, N.W.
                          Washington, D.C. 20006-1600
                  (Names and addresses of agents for service)

Date of fiscal year end: October 31, 2007

Date of reporting period: January 31, 2007

Form N-Q is to be used by management investment companies to file reports with the Commission not later than 60 days after the close of their first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 ("1940 Act") (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. {section} 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

                                                                                       NEUBERGER BERMAN JANUARY 31, 2007 (UNAUDITED)


SCHEDULE OF INVESTMENTS New York Intermediate Municipal Fund Inc.
-----------------------------------------------------------------

PRINCIPAL AMOUNT                SECURITY(@)                                             RATING                            VALUE(+)
($000's omitted                                                                    Moody's       S&P              ($000's omitted)
ARIZONA (0.7%)
                500  Verrado Comm. Fac. Dist. Number 1 G.O., Ser.
                     2003, 6.15%, due 7/15/17                                                                             533(^^)
                                                                                                                      -------
CALIFORNIA (1.3%)
              1,000  Santa Rosa Rancheria Tachi Yokut Tribe Enterprise
                     Rev., Ser. 2003, 6.13%, due 3/1/13                                                                 1,022(^^)
                                                                                                                      -------
FLORIDA (0.6%)
                500  Miami Beach Hlth. Fac. Au. Hosp. Ref. Rev. (Mount
                     Sinai Med. Ctr. of Florida Proj.), Ser. 2004, 6.25%,
                     due 11/15/09                                                  Ba1          BB+                      524(B)
                                                                                                                     -------
GEORGIA (1.3%)
              1,000  De Kalb Co. Dev. Au. Ref. PCR (General Motors
                     Corp. Proj.), Ser. 2002, 6.00%, due 3/15/21                   Caa1         B-                     1,019(B)
                                                                                                                     -------

GUAM (0.6%)
                500  Guam Gov't. Waterworks Au. Wtr. & Wastewater
                     Sys. Rev., Ser. 2005, 5.50%, due 7/1/16                       Ba2                                   531
                                                                                                                     -------

LOUISIANA (2.6%)
              1,000  Morehouse Parish Ref. PCR (Int'l. Paper Co. Proj.),
                     Ser. 2001 A, 5.25%, due 11/15/13                              Baa3         BBB                    1,055(B)
                                                                                                                     -------
              1,000  Tobacco Settlement Fin. Corp. Tobacco Settlement
                     Asset-Backed Rev., Ser. 2001 B, 5.50%, due
                     5/15/30                                                       Baa3         BBB                    1,055
                                                                                                                     -------
                                                                                                                       2,110
NEW YORK (141.9%)                                                                                                    -------
              3,000  Albany IDA Civic Fac. Rev. (Charitable Leadership
                     Foundation Ctr. for Med. Science Proj.), Ser. 2002
                     A, 6.00%, due 7/1/19                                          Ba2                                 3,160
                500  Cattaraugus Co. IDA (St. Bonaventure Univ. Proj.),
                     Ser. 2006 A,  5.00%, due 5/1/23                                            BBB-                     510(B)
              1,000  Dutchess Co. IDA Civic Fac. Ref. Rev. (Marist
                     College Proj.), Ser. 2003 A, 5.15%, due 7/1/17                Baa1                                1,046(B)
              2,000  Dutchess Co. IDA Ind. Dev. Rev. (IBM Proj.), Ser.
                     1999, 5.45%, due 12/1/29                                      A1           A+                     2,076(B)
                500  Essex Co. IDA Solid Waste Disp. Rev. (Int'l. Paper),
                     Ser. 2005 A, 5.20%, due 12/1/23                               Baa3         BBB                      512
              2,000  Long Island Pwr. Au. Elec. Sys. Gen. Rev., Ser.
                     1998 A, 5.50%, due 12/1/13                                    Aaa          AAA                    2,203
              1,265  Lyons Comm. Hlth. Initiatives Corp. Fac. Rev., Ser.
                     2004, 5.50%, due 9/1/14                                       A2                                  1,350
              2,000  Metro. Trans. Au. Ref. Rev., Ser. 2002 A, (AMBAC
                     Insured), 5.50%, due 11/15/15                                 Aaa          AAA                    2,177
              1,000  Monroe Co. IDA Civic Fac. Rev. (Highland Hosp.
                     Rochester), 5.00%, due 8/1/15                                 Baa1         BBB+                   1,051(B)
                980  Monroe Co. IDA Std. Hsg. Rev. (Collegiate Hsg.
                     Foundation - Rochester Institute of Technology
                     Proj.), Ser. 1999 A, 5.25%, due 4/1/19                        Baa3                                  999(B)
              1,000  Monroe Co. Newpower Corp. Pwr. Fac. Rev., Ser.
                     2003, 5.10%, due 1/1/16                                                    BBB                    1,036
              1,000  Monroe Co. Pub. Imp. Ref. G.O., Ser. 1996, 6.00%,
                     due 3/1/13                                                    Baa1         BBB+                   1,092
              1,000  New York City G.O., Ser. 2002 A, 5.75%, due 8/1/16            A1           AA-                    1,089
                750  New York City G.O., Ser. 2002 C, 5.50%, due 8/1/15            A1           AA-                      810
              1,410  New York City Hlth. & Hosp. Corp. Rev., Ser. 2002
                     A, (FSA Insured), 5.50%, due 2/15/13                          Aaa          AAA                    1,515
              4,000  New York City Hsg. Dev. Corp. Multi-Family Hsg.
                     Rev., Ser. 2002 E-2, 5.05%, due 11/1/23                       Aa2          AA                     4,110


See Notes to Schedule of Investments


                                                                                       NEUBERGER BERMAN JANUARY 31, 2007 (UNAUDITED)

SCHEDULE OF INVESTMENTS New York Intermediate Municipal Fund Inc. cont'd
------------------------------------------------------------------------

PRINCIPAL AMOUNT                SECURITY(@)                                             RATING                             VALUE(+)
($000's omitted                                                                    Moody's       S&P               ($000's omitted)
              1,000  New York City IDA Civic Fac. Fev. (Lycee Francais
                     de New York Proj.), Ser. 2002 A, 5.50%, due 6/1/15                         A                     1,050(B)
              1,030  New York City IDA Civic Fac. Rev. (Lycee Francais
                     de New York Proj.), Ser. 2002 A, 5.50%, due 6/1/17                         A                     1,077(B)
              2,920  New York City IDA Civic Fac. Rev. (Packer
                     Collegiate Institute Proj.), Ser. 2002, (AMBAC
                     Insured), 5.00%, due 6/1/22                                   Aaa          AAA                   3,043(B)
                750  New York City IDA Civic Fac. Rev. (Vaughn Coll.
                     Aeronautics), Ser. 2006 A, 5.00%, due 12/1/21                              BB+                     749(B)
              1,000  New York City IDA Ind. Dev. Rev. (Brooklyn Navy
                     Yard Cogeneration Partners, L.P. Proj.), Ser. 1997,
                     6.20%, due 10/1/22                                            Ba1          BBB-                  1,075(B)
                500  New York City IDA Ind. Dev. Rev. (Harlem Auto
                     Mall Proj.), Ser. 2004, 5.13%, due 12/30/23                   Caa1         B-                      465(B)
                750  New York City IDA Liberty Rev. (7 World Trade
                     Center, LLC Proj.), Ser. 2005 A, 6.25%, due 3/1/15                                                 797(^^)
                750  New York City IDA Spec. Fac. Rev. (American
                     Airlines, Inc. J.F.K. Int'l. Arpt. Proj.), Ser. 2005,
                     7.50%, due 8/1/16                                                          B                       889(B)
              2,000  New York City IDA Spec. Fac. Rev. (Term. One
                     Group Assoc. Proj.), Ser. 2005, 5.50%, due 1/1/19             A3           BBB+                  2,154(B)
                960  New York City Muni. Wtr. Fin. Au. Wtr. & Swr. Sys.
                     Rev., Ser. 1992 A, (AMBAC Insured), 5.88%, due 6/15/13        Aaa          AAA                   1,074
              4,000  New York City Muni. Wtr. Fin. Au. Wtr. & Swr. Sys.
                     Rev., Ser. 2002 D, 5.25%, due 6/15/15                         Aa2          AA+                   4,271
              3,000  New York City Trans. Fin. Au. Ref. Rev., Ser. 2002
                     B, 5.25%, due 2/1/29                                          Aa1          AAA                   3,148
              2,025  New York City Trans. Fin. Au. Ref. Rev., Ser. 2002
                     C, (AMBAC Insured), 5.25%, due 8/1/17                         Aaa          AAA                   2,167
                500  New York City Trans. Fin. Au. Rev., Sub. Ser. 2002
                     2F, (LOC:  Bayerische Landesbank), 3.72%, due 2/1/07          VMIG1        A-1+                    500(u)
                800  New York Convention Ctr. Operating Corp. Cert. of
                     Participation (Yale Bldg. Acquisition Proj.), Ser.
                     2003, 5.25%, due 6/1/08                                                                            812(^^)
                 85  New York G.O. Pre-refunded, Ser. 2011 J, 5.00%,
                     due 8/1/11                                                    A1           AA-                      88
                915  New York G.O. Unrefunded Balance, Ser. 1998 J,
                     5.00%, due 8/1/11                                             A1           AA-                     939
                750  New York Liberty Dev. Corp. Rev. (Nat'l. Sports
                     Museum Proj.), Ser. 2006 A, 6.13%, due 2/15/19                                                     782(^^)
              2,000  New York St. Dorm. Au. Court Fac. Lease Rev.
                     (New York City Issue), Ser. 2003 A, 5.50%, due 5/15/17        A2           A+                    2,188
              2,000  New York St. Dorm. Au. Insured Rev. (Long Island
                     Jewish Med. Ctr.), Ser. 1998, (MBIA Insured),
                     5.00%, due 7/1/18                                             Aaa          AAA                   2,047(B)
              1,675  New York St. Dorm. Au. Insured Rev. (Long Island
                     Univ.), Ser. 2003 A, 5.25%, due 9/1/15                        Aa3          AA                    1,751(B)
              1,600  New York St. Dorm. Au. Insured Rev. (The Culinary
                     Institute of America), Ser. 1999, (MBIA Insured),
                     5.38%, due 7/1/15                                             Aaa          AAA                   1,674(B)
              3,000  New York St. Dorm. Au. Ref. Rev. (North Gen.
                     Hosp. Proj.), Ser. 2003, 5.75%, due 2/15/17                                AA-                   3,270(B)
              1,125  New York St. Dorm. Au. Rev. (City Univ. Sys. Proj.),
                     Ser. 1995 A, 5.63%, due 7/1/16                                A1           AA-                   1,256
              1,010  New York St. Dorm. Au. Rev. (Columbia Univ. Proj.),
                     Ser. 2001 A, 5.25%, due 7/1/16                                Aaa          AAA                   1,081(B)
              2,985  New York St. Dorm. Au. Rev. (Lenox Hill Hosp.
                     Oblig. Group Proj.), Ser. 2001, 5.75%, due 7/1/14             Ba2                                3,170(B)


See Notes to Schedule of Investments


                                                                                       NEUBERGER BERMAN JANUARY 31, 2007 (UNAUDITED)

SCHEDULE OF INVESTMENTS New York Intermediate Municipal Fund Inc. cont'd
------------------------------------------------------------------------

PRINCIPAL AMOUNT                SECURITY(@)                                             RATING                          VALUE(+)
($000's omitted                                                                    Moody's       S&P            ($000's omitted)
              2,000  New York St. Dorm. Au. Rev. (Lenox Hill Hosp.
                     Oblig. Group Proj.), Ser. 2001, 5.75%, due 7/1/16             Ba2                                2,120(B)
              2,000  New York St. Dorm. Au. Rev. (Mount Sinai NYU
                     Hlth.), Ser. 2000 C, 5.50%, due 7/1/26                        Baa2         BBB                   2,027(B)
              1,980  New York St. Dorm. Au. Rev. (New York Med.
                     College Proj.), Ser. 1998, (MBIA Insured), 5.00%,
                     due 7/1/21                                                    Aaa          AAA                   2,030(B)
                525  New York St. Dorm. Au. Rev. (New York Methodist
                     Hosp.), Ser. 2004, 5.25%, due 7/1/18                          A3                                   556
                500  New York St. Dorm. Au. Rev. (North Shore-Long
                     Island Jewish Oblig. Group), Ser. 2003, 5.00%, due 5/1/18     A3                                   518(B)
              2,855  New York St. Dorm. Au. Rev. (Rivington House Hlth.
                     Care Fac.), Ser. 2002, 5.25%, due 11/1/15                     Aa1                                3,040(B)
              2,410  New York St. Dorm. Au. Rev. (Rochester Institute of
                     Technology Proj.), Ser. 2002 A, (AMBAC Insured),
                     5.25%, due 7/1/19                                             Aaa                                2,564(B)
              3,000  New York St. Dorm. Au. Rev. (SS Joachim &
                     Anne Residence Proj.), Ser. 2002, 4.60%, due 7/1/16           Aa3                                3,021
              1,000  New York St. Dorm. Au. Rev. Non. St. Supported
                     Debt (NYU Hosp. Ctr.), Ser. 2006 A, 5.00%, due
                     7/1/20                                                        Ba2          BB                    1,030
                250  New York St. Dorm. Au. Rev. Secured Hosp. Ref.
                     Rev. (Brookdale Hosp. Med. Ctr.), Ser. 1998 J,
                     5.20%, due 2/15/16                                            A1           AA-                     257(B)
              3,900  New York St. Dorm. Au. Rev. St. Personal Income
                     Tax Rev., Ser. 2003 A, 5.38%, due 3/15/17                     Aa3          AAA                   4,243
              5,000  New York St. Energy Res. & Dev. Au. Fac. Rev.
                     (Consolidated Edison Co. of New York, Inc. Proj.),
                     Ser. 2001 A, 4.70%, due 6/1/36                                A1           A+                    5,003(B)
              1,000  New York St. Env. Fac. Corp. Solid Waste Disp.
                     Rev. (Waste Management, Inc. Proj.), Ser. 2004 A,
                     4.45%, due 7/1/17 Putable 7/1/09                                           BBB                   1,006(B)
              2,000  New York St. Mtge. Agcy. Homeowner Mtge. Rev.,
                     Ser. 1997-67, 5.70%, due 10/1/17                              Aa1                                2,042
              2,000  New York St. Pwr. Au. Rev., Ser. 2002 A, 5.25%,
                     due 11/15/16                                                  Aa2          AA-                   2,146
                250  New York St. Urban Dev. Corp. Correctional & Youth
                     Fac. Svc. Rev., Ser. 2002 C, 4.00%, due 1/1/20                A1           AA-                     251
              1,325  New York St. Urban Dev. Corp. Proj. Ref. Rev. (Ctr.
                     for Ind. Innovation), Ser. 1995, 6.25%, due 1/1/09            A1           AA-                   1,385
              2,000  Niagara Co. IDA Civic Fac. Rev. (Niagara Univ.
                     Proj.), Ser. 2001 A, 5.50%, due 11/1/16                                    AA                    2,130(B)
              2,500  Niagara Co. IDA Solid Waste Disp. Fac. Ref. Rev.
                     (American Ref.-Fuel Co. of Niagara), Ser. 2001 C,
                     5.63%, due 11/15/24                                           Baa2         BB+                   2,642(B)
              3,000  Port Authority of NY & NJ Rev., Ser. 2002, (AMBAC
                     Insured), 5.50%, due 12/15/12                                 Aaa          AAA                   3,262
              3,000  Triborough Bridge & Tunnel Au. Gen Purp. Ref.
                     Rev., Ser. 2002 B, 5.25%, due 11/15/18                        Aa2          AA-                   3,214
              1,535  Ulster Co. Res. Rec. Agcy. Solid Waste Sys. Ref.
                     Rev., Ser. 2002, (AMBAC Insured), 5.25%, due 3/1/16           Aaa          AAA                   1,644
                500  United Nations Dev. Corp. Sr. Lien. Ref. Rev.,
                     Ser. 2004 A, 5.25%, due 7/1/17                                A3                                   507
              1,000  Westchester Co. IDA Continuing Care Retirement
                     Comm. Rev. (Kendal on Hudson Proj.), Ser. 2003 B,
                     5.70%, due 1/1/34                                                                                1,029(^^)(B)
              1,000  Yonkers IDA Civic Fac. Rev. (Comm. Dev.
                     Properties-Yonkers, Inc.), Ser. 2001 A, 6.25%, due
                     2/1/16                                                        Baa3                               1,070(B)
                                                                                                                    -------
                                                                                                                    114,990
                                                                                                                    -------


See Notes to Schedule of Investments


                                                                                       NEUBERGER BERMAN JANUARY 31, 2007 (UNAUDITED)

SCHEDULE OF INVESTMENTS New York Intermediate Municipal Fund Inc. cont'd
------------------------------------------------------------------------

PRINCIPAL AMOUNT                SECURITY(@)                                             RATING                           VALUE(+)
($000's omitted                                                                    Moody's       S&P             ($000's omitted)
OHIO (0.6%)
                500  Coshocton Co. Env. Imp. Ref. Rev. (Smurfit-Stone
                     Container Enterprises, Inc. Proj.), Ser. 2005, 5.13%,
                     due 8/1/13                                                                 CCC+                      501(B)
                                                                                                                      -------
PENNSYLVANIA (2.1%)
              1,590  Cumberland Co. West Shore Area Au. Hosp. Rev.
                     (Holy Spirit Hosp. of the Sisters of Christian Charity
                     Proj.), Ser. 2001, 5.90%, due 1/1/17                                       BBB                     1,686(B)
                                                                                                                      -------
PUERTO RICO (2.5%)
                895  Puerto Rico Children's Trust Tobacco Settlement
                     Asset-Backed Rev., Ser. 2002, 5.38%, due 5/15/33              Baa3         BBB                       933
              1,060  Puerto Rico Ind. Tourist Ed. Med. & Env. Ctrl. Fac.
                     Rev. (Polytechnic Univ. of Puerto Rico Proj.), Ser.
                     2002 A, (ACA  Insured), 5.25%, due 8/1/16                                  A                       1,099(B)
                                                                                                                      -------
                                                                                                                        2,032
                                                                                                                      -------
TEXAS (2.6%)
                800  Brazos River Au. Ref. PCR (TXU Energy Co. LLC
                     Proj.), Ser. 2003 A, 6.75%, due 4/1/38 Putable
                     4/1/13                                                         Baa2        BBB-                      896(B)
                750  Brazos River Au. Ref. Rev. (Reliant Energy, Inc.
                     Proj.), Ser. 1999 B, 7.75%, due 12/1/18                        Ba1         BBB-                      798(B)
                400  Dallas-Fort Worth Int'l. Arpt. Fac. Imp. Corp. Rev.,
                     Ser. 2004 A-1, 6.15%, due 1/1/16                               Ba2                                   405(B)

VIRGIN ISLANDS (1.3%)
                250  Virgin Islands Pub. Fin. Au. Refinery Fac. Rev.
                     (HOVENSA Refinery), Ser. 2003, 6.13%, due 7/1/22               Baa3        BBB                       273
                750  Virgin Islands Pub. Fin. Au. Rev. (Virgin Islands
                     Matching Fund Loan Notes), Ser. 1998 E, 6.00%,
                     due 10/1/22                                                                                          782(^^)
                                                                                                                      -------
                                                                                                                        1,055
                                                                                                                      -------

                     TOTAL INVESTMENTS (158.1%) (COST $125,618)                                                       128,102(##)

                     Cash, receivables and other assets, less liabilities (1.4%)                                        1,186

                     Liquidation Value of Auction Market Preferred Shares [(59.5%)]                                  (48,250)
                                                                                                                     --------
                     TOTAL NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS (100.0%)                                     $81,038
                                                                                                                     --------






See Notes to Schedule of Investments

NOTES TO SCHEDULE OF INVESTMENTS

(+) Investments in securities by Neuberger Berman California Intermediate Municipal Fund Inc. ("California"), Neuberger Berman Intermediate Municipal Fund Inc. ("Intermediate"), and Neuberger Berman New York Intermediate Municipal Fund Inc. ("New York") (individually a "Fund", and collectively, the "Funds") are valued daily by obtaining bid price quotations from independent pricing services on all securities available in each service's data base. For all other securities, bid price quotations are obtained from principal market makers in those securities or, if quotations are not readily available, by methods each Fund's Board of Directors has approved on the belief that they reflect fair value. Numerous factors may be considered when determining the fair value of a security, including available analyst, media or other reports, trading in futures or ADRs and whether the issuer of the security being fair valued has other securities outstanding. Short-term debt securities with less than 60 days until maturity may be valued at cost which, when combined with interest earned, approximates market value.

(##) At January 31, 2007, selected Fund information on a U.S. federal income tax basis was as follows:

                                                          GROSS                    GROSS                           NET
(000'S OMITTED)                                      UNREALIZED               UNREALIZED                     UNREALIZED
NEUBERGER BERMAN                  COST             APPRECIATION             DEPRECIATION                   APPRECIATION

CALIFORNIA                    $153,567                   $4,130                      $36                         $4,094
INTERMEDIATE                   467,516                   12,154                      422                         11,732
NEW YORK                       125,618                    2,752                      268                          2,484

(@) At time of investment, municipal securities purchased by the Funds are within the four highest rating categories (with respect to at least 80% of total assets) assigned by a nationally recognized statistical rating organization ("NRSRO") such as Moody's Investors Service, Inc., Standard & Poor's, or Fitch Investors Services, Inc. or, where not rated, are determined by the Funds' investment manager to be of comparable quality. Approximately 80%, 68%, and 59% of the municipal securities held by California, Intermediate, and New York, respectively, have credit enhancement features backing them, which the Funds may rely on, such as letters of credit, insurance, or guarantees. Without these credit enhancement features the securities may or may not meet the quality standards of each Fund. Pre-refunded bonds are supported by securities in escrow issued or guaranteed by the U.S. Government, its agencies, or instrumentalities. The amount escrowed is sufficient to pay the periodic interest due and the principal of these bonds. Putable bonds give the Funds the right to sell back the issue on the date specified.

(B)  Security is guaranteed by the corporate or non-profit obligor.

(n) Restricted security subject to restrictions on resale under federal securities laws. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers under Rule 144A and have been deemed by the investment manager to be liquid. At January 31, 2007, these securities amounted to $4,463,000 or 1.4% of net assets applicable to common shareholders for Intermediate.

(^^) Not rated by a NRSRO.

(u) Floating rate securities are securities whose yields vary with a designated market index or market rate. These securities are shown at their current rates as of January 31, 2007.










For more information on the Funds' significant accounting policies, please refer to the Funds' most recent financial statements.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the disclosure controls and procedures (as defined in rule 30a-3(c) under the 1940 Act) as of a date within 90 days of the filing date of this document, the Chief Executive Officer and Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant on Form N-CSR and Form N-Q is accumulated and communicated to the Registrant's management to allow timely decisions regarding required disclosure.

 (b) There were no significant changes in the Registrant's internal controls over financial reporting (as defined in rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS

The certifications required by Rule 30a-2(a) of the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Neuberger Berman New York Intermediate Municipal Fund Inc.


By: /s/ Peter E. Sundman
    -----------------------
    Peter E. Sundman
    Chief Executive Officer

Date: March 28, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.



By: /s/ Peter E. Sundman
    -----------------------
    Peter E. Sundman
    Chief Executive Officer

Date: March 28, 2007


By: /s/ John M. McGovern
    ---------------------------------
    John M. McGovern
    Treasurer and Principal Financial
    and Accounting Officer

Date:  March 28, 2007